Segmented Information - Schedule of Segmented Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Metal revenues	$ 111,541	$ 104,527	$ 105,162
Production costs	(105,090)	(102,263)	(69,818)
Depreciation and depletion	(9,170)	(8,600)	(4,641)
Corporate and administrative expenses	(6,927)	(12,334)	(8,637)
Exploration expense	(842)
Loss on sale of asset	(783)	(1,589)
Impairment of assets	(124,148)	(8,963)
(Loss) earnings from operations	(135,419)	(29,222)	22,066
Capital expenditures	15,069	29,525	38,328
Total assets	251,284	348,286
Total liabilities	132,673	94,062
San Francisco Mine
Disclosure Of Operating Segments [Line Items]
Impairment of assets	(39,467)
Operating segments | Florida Canyon Mine
Disclosure Of Operating Segments [Line Items]
Metal revenues	61,014	37,340
Production costs	(55,280)	(33,425)
Depreciation and depletion	(5,344)	(1,425)
Loss on sale of asset	(783)
Impairment of assets	(2,254)
(Loss) earnings from operations	(2,647)	2,490
Capital expenditures	9,764	2,406
Total assets	168,882	138,980
Total liabilities	86,374	50,669
Operating segments | San Francisco Mine
Disclosure Of Operating Segments [Line Items]
Metal revenues	50,527	67,187	105,162
Production costs	(49,810)	(68,838)	(69,818)
Depreciation and depletion	(3,826)	(7,175)	(4,641)
Corporate and administrative expenses	(1,669)	(1,667)	(2,047)
Impairment of assets	(44,096)
(Loss) earnings from operations	(48,874)	(10,493)	28,656
Capital expenditures	1,320	11,341	20,909
Total assets	34,355	91,763
Total liabilities	24,127	37,586
Operating segments | Ana Paula Project
Disclosure Of Operating Segments [Line Items]
Exploration expense	(842)
Impairment of assets	(74,798)
(Loss) earnings from operations	(75,640)
Capital expenditures	3,985	15,759	17,256
Total assets	36,842	109,496
Total liabilities	2,272	1,771
Other
Disclosure Of Operating Segments [Line Items]
Corporate and administrative expenses	(5,258)	(10,667)	(6,590)
Loss on sale of asset		(1,589)
Impairment of assets	(3,000)	(8,963)
(Loss) earnings from operations	(8,258)	(21,219)	(6,590)
Capital expenditures		19	$ 163
Total assets	11,205	8,047
Total liabilities	$ 19,900	$ 4,036